Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

(10) Property, Plant and Equipment, net

Property, plant and equipment, net, comprise of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Building	-	9,667
Charging piles and robots	-	6,951
Machinery and equipment	-	2,719
Motor vehicles	-	1,749
Electronic equipment		914
Office equipment, furniture and fixtures	-	91
Sub-total	-	22,091
Accumulated depreciation	-	(4,999)
Total	-	17,092

Depreciation expenses charged were nil and RMB1,680 for the fiscal years ended June 30, 2025 and 2026, respectively.

No impairment for property, plant and equipment was recorded for the fiscal years ended June 30, 2025 and 2026.